Accounts receivable - Additional Information (Detail) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts receivable	CAD 6,968	CAD 7,064
Unbilled revenue
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable balances	CAD 98,214	CAD 57,822